13. Investment properties	12 Months Ended
Dec. 31, 2018
Investment Properties
Investment properties

	December 31, 2017	Write-offs and disposals	Transfers	Depreciation	December 31, 2018

Investment properties	57,652	(9,995)	13	(50)	47,620
Total	57,652	(9,995)	13	(50)	47,620

	December 31, 2016	Write-offs and disposals	Depreciation	December 31, 2017

Investment properties	57,968	(244)	(72)	57,652
Total	57,968	(244)	(72)	57,652

	December 31, 2015	Transfers	Write-offs and disposals	Reversal of estimated losses	Depreciation	December 31, 2016

Investment properties	56,957	1,231	(124)	10	(106)	57,968
Total	56,957	1,231	(124)	10	(106)	57,968

As of December 31, 2018 and 2017, the market value of these properties is approximately R$386,000 and R$402,000, respectively.